Effective Income Tax Benefit (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Reconciliation Of Effective Income Tax Rate [Line Items]
Expected income tax expense	$ 1,409	$ 1,494	$ 1,733	$ 1,604	$ 1,255
State tax expense, net of federal benefits	288	130	580	278	98
Non-deductible compensation	266	233	354	273	244
FICA tip credit	(783)	(656)	(1,040)	(706)	(576)
Other	63	47	7	(21)	56
Income tax expense	$ 1,243	$ 1,248	$ 1,634	$ 1,428	$ 1,077